UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22518

Nuveen Short Duration Credit Opportunities Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       July 31

Date of reporting period:  October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JSD

Nuveen Short Duration Credit Opportunities Fund
Portfolio of Investments	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 149.9% (94.7% of Total Investments)

	VARIABLE RATE SENIOR LOAN INTERESTS – 135.2% (85.4% of Total Investments) (4)

	Aerospace & Defense – 3.2% (2.0% of Total Investments)

$1,829	B/E Aerospace, Inc., Term Loan B, First Lien	3.820%	12/16/21	BB+	$1,851,179
2,360	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC–	2,182,323
1,688	Transdigm, Inc., Extend Term Loan F	3.750%	6/07/23	Ba2	1,684,761
5,877	Total Aerospace & Defense				5,718,263

	Air Freight & Logistics – 1.4% (0.9% of Total Investments)

798	Americold Realty Operating Partnership, Term Loan B	5.750%	12/01/22	N/R	810,469
750	PAE Holding Corporation, Term Loan B	6.500%	10/14/22	B+	750,000
993	XPO Logistics, Inc., Term Loan B	4.250%	11/01/21	Ba1	1,000,329
2,541	Total Air Freight & Logistics				2,560,798

	Airlines – 2.0% (1.3% of Total Investments)

970	American Airlines, Inc., Term Loan B, First Lien	3.250%	6/29/20	BB+	972,720
1,715	American Airlines, Inc., Term Loan B, First Lien	3.250%	10/08/21	BB+	1,718,981
970	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB+	972,576
3,655	Total Airlines				3,664,277

	Automobiles – 2.0% (1.2% of Total Investments)

2,784	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	2,794,531
750	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	755,625
3,534	Total Automobiles				3,550,156

	Building Products – 0.5% (0.3% of Total Investments)

878	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	866,201

	Chemicals – 2.0% (1.3% of Total Investments)

398	Avantor Performance Materials, Term Loan	6.000%	6/21/22	B1	400,692
207	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/31/22	BB–	208,243
953	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB–	955,387
399	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	402,480
744	OM Group, Inc., Term Loan, First Lien	7.000%	10/28/21	Ba3	747,166
990	Univar, Inc., Term Loan B, First Lien	4.250%	7/01/22	BB–	992,062
3,691	Total Chemicals				3,706,030

	Commercial Services & Supplies – 4.8% (3.0% of Total Investments)

495	Acosta, Inc., Term Loan B	4.250%	9/26/21	B1	477,628
1,206	CCS Income Trust, Term Loan, First Lien	7.500%	5/15/18	Caa3	1,197,843
500	Fort Dearborn Holding Company, Inc., Term Loan, First Lien	5.000%	10/07/23	B–	503,437
1,813	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	1,681,693
167	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	126,250
995	KAR Auction Services, Inc., Term Loan B3, First Lien	4.375%	3/09/23	BB–	1,007,852
1,500	Monitronics International, Inc., Term Loan B2, First Lien	6.500%	9/30/22	B2	1,492,500
1,197	Protection One, Inc., Term Loan B	4.750%	5/02/22	BB–	1,206,875
992	Universal Services of America, Term Loan, First Lien	4.750%	7/28/22	B+	993,741
8,865	Total Commercial Services & Supplies				8,687,819

	Communications Equipment – 3.0% (1.9% of Total Investments)

2,024	Avaya, Inc., Term Loan B3	5.390%	10/26/17	B2	1,796,326
326	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B2	280,587
84	Avaya, Inc., Term Loan B7	6.250%	5/29/20	B2	69,850
1,073	Commscope, Inc., Term Loan B, First Lien	3.250%	12/29/22	Ba1	1,079,734
975	Riverbed Technology, Inc., Term Loan B	5.000%	4/24/22	B1	984,481

NUVEEN	1

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Communications Equipment (continued)

$1,125	Telesat Canada Inc., Term Loan B	3.500%	3/28/19	BB	$1,127,667
5,607	Total Communications Equipment				5,338,645

	Consumer Finance – 3.0% (1.9% of Total Investments)

5,428	First Data Corporation, Term Loan, First Lien	3.524%	3/24/21	BB	5,463,912

	Containers & Packaging – 1.6% (1.0% of Total Investments)

857	Berry Plastics Holding Corporation, Term Loan H	3.750%	10/01/22	BB	860,780
1,037	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	1,044,744
915	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.250%	2/06/23	N/R	918,457
2,809	Total Containers & Packaging				2,823,981

	Diversified Consumer Services – 2.3% (1.4% of Total Investments)

1,693	Cengage Learning Acquisitions, Inc., Term Loan B	5.250%	6/07/23	BB–	1,662,232
550	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	BB–	547,233
93	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B–	92,351
1,799	ServiceMaster Company, Term Loan	4.250%	7/01/21	BB	1,807,274
4,135	Total Diversified Consumer Services				4,109,090

	Diversified Financial Services – 1.3% (0.8% of Total Investments)

2,270	WideOpenWest Finance LLC, New Term Loan B	4.500%	8/18/23	B1	2,267,731

	Diversified Telecommunication Services – 4.0% (2.5% of Total Investments)

500	DTI Holdings, Inc., Term Loan B, First Lien	6.250%	10/02/23	B	496,250
1,856	Frontier Communications Corporation, Term Loan A, Delayed Draw, First Lien	3.040%	3/31/21	BB	1,841,793
847	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	846,734
2,044	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan, (DD1)	3.750%	6/30/19	B1	1,958,299
2,000	Ziggo N.V., Term Loan D, First Lien	3.535%	8/31/24	BB–	2,002,500
7,247	Total Diversified Telecommunication Services				7,145,576

	Electric Utilities – 3.9% (2.5% of Total Investments)

485	EFS Cogen Holdings LLC, Term Loan B	5.250%	6/28/23	BB	490,549
4,500	Energy Future Intermediate Holding Company, DIP Term Loan	4.250%	6/30/17	N/R	4,529,061
1,629	Texas Competitive Electric Holdings LLC, DIP Term Loan B, First Lien	5.000%	8/04/23	N/R	1,643,160
371	Texas Competitive Electric Holdings LLC, DIP Term Loan C, First Lien	5.000%	8/04/23	N/R	374,756
6,985	Total Electric Utilities				7,037,526

	Electronic Equipment, Instruments & Components – 1.2% (0.7% of Total Investments)

1,019	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/31/17	B	870,960
1,251	TTM Technologies, Inc., New Term Loan	5.250%	5/31/21	BB–	1,259,163
2,270	Total Electronic Equipment, Instruments & Components				2,130,123

	Energy Equipment & Services – 0.8% (0.5% of Total Investments)

1,163	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	Caa2	597,818
925	Seventy Seven Operating LLC, Term Loan B, (DD1)	3.887%	6/25/20	B	857,755
2,088	Total Energy Equipment & Services				1,455,573

	Equity Real Estate Investment Trusts – 3.4% (2.2% of Total Investments)

4,132	Communications Sales & Leasing, Inc., Term Loan B, First Lien	4.500%	10/24/22	BB+	4,061,898
2,228	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	2,097,412
6,360	Total Equity Real Estate Investment Trusts				6,159,310

	Food & Staples Retailing – 7.6% (4.8% of Total Investments)

7,821	Albertson’s LLC, Repriced Term Loan B4	4.500%	8/25/21	BB	7,885,368
2,087	Albertson’s LLC, Term Loan B6	4.750%	6/22/23	BB	2,109,923
476	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B–	476,752
249	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	250,302

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Food & Staples Retailing (continued)

$974	Del Monte Foods Company, Term Loan, First Lien	4.254%	2/18/21	B–	$905,235
1,125	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	BB	1,129,359
904	Supervalu, Inc., New Term Loan	5.500%	3/21/19	BB	907,470
13,636	Total Food & Staples Retailing				13,664,409

	Food Products – 2.6% (1.6% of Total Investments)

1,697	Keurig Green Mountain, Inc., Term Loan B, First Lien	5.250%	3/03/23	BB	1,722,049
2,071	US Foods, Inc., Term Loan B	4.000%	6/27/23	B+	2,086,622
977	Wilton Products, Inc., Tranche B, Term Loan	8.500%	8/30/18	N/R	850,814
4,745	Total Food Products				4,659,485

	Health Care Equipment & Supplies – 4.8% (3.1% of Total Investments)

2,279	Acelity, Term Loan F	5.000%	8/03/18	Ba3	2,295,379
390	Ardent Medical Services, Inc., Term Loan B, First Lien	6.500%	8/04/21	B1	390,429
785	ConvaTec, Inc., Term Loan B, (WI/DD)	TBD	TBD	Ba3	787,521
992	Greatbatch, Inc., Term Loan B	5.250%	10/27/22	B	980,590
2,763	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	2,575,695
973	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/09/19	B–	865,652
856	Sterigenics International, Inc., Term Loan B	4.250%	5/16/22	B1	856,167
9,038	Total Health Care Equipment & Supplies				8,751,433

	Health Care Providers & Services – 7.5% (4.7% of Total Investments)

1,564	Amsurg Corporation, Term Loan, First Lien	3.500%	7/16/21	Ba2	1,566,199
44	Community Health Systems, Inc., Term Loan F	4.083%	12/31/18	BB–	42,875
561	Community Health Systems, Inc., Term Loan G	3.750%	12/31/19	BB–	535,003
1,123	Community Health Systems, Inc., Term Loan H	4.000%	1/27/21	BB–	1,066,920
1,528	Drumm Investors LLC, Term Loan	9.500%	5/04/18	B	1,524,048
1,700	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	1,703,115
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC	490,000
1,185	IASIS Healthcare LLC, Term Loan B2, First Lien	4.500%	5/03/18	Ba3	1,180,293
437	Kindred Healthcare, Inc., Term Loan B, First Lien	4.250%	4/09/21	BB–	437,742
667	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	CCC+	424,921
718	MultiPlan, Inc., Term Loan B	5.000%	6/07/23	B+	726,728
588	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B1	589,553
1,162	Quorum Health Corp., Term Loan B	6.750%	4/29/22	B1	1,095,346
740	Select Medical Corporation, Term Loan E, First Lien	6.000%	6/01/18	Ba2	743,108
962	Select Medical Corporation, Term Loan F, First Lien	6.005%	3/03/21	Ba2	969,056
440	Vizient, Inc., Term Loan B	5.000%	2/11/23	B+	443,914
13,919	Total Health Care Providers & Services				13,538,821

	Health Care Technology – 0.4% (0.3% of Total Investments)

782	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	787,053

	Hotels, Restaurants & Leisure – 5.4% (3.4% of Total Investments)

831	Burger King Corporation, Term Loan B	3.750%	12/10/21	Ba3	835,853
1,863	CCM Merger, Inc., Term Loan B	4.000%	8/09/21	BB–	1,853,100
1,278	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB	1,288,185
987	Life Time Fitness, Inc., Term Loan B	4.250%	6/10/22	BB–	989,704
2,962	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	Ba3	2,977,274
1,744	Station Casino LLC, Term Loan B	3.750%	6/08/23	BB	1,752,836
9,665	Total Hotels, Restaurants & Leisure				9,696,952

	Household Products – 0.6% (0.4% of Total Investments)

1,000	Revlon Consumer Products Corporation, Term Loan B, First Lien	4.250%	9/07/23	Ba3	1,003,594

	Independent Power & Renewable Electricity Producers – 0.8% (0.5% of Total Investments)

1,500	Dynegy, Inc., Term Loan B	5.000%	6/27/23	BB	1,510,104

	Industrial Conglomerates – 0.5% (0.3% of Total Investments)

905	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B	895,559

NUVEEN	3

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Insurance – 0.9% (0.6% of Total Investments)

$993	AssuredPartners Capital, Inc., Term Loan, First Lien	5.750%	10/21/22	B	$999,542
599	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	Ba3	599,307
1,592	Total Insurance				1,598,849

	Internet and Direct Marketing Retail – 1.6% (1.0% of Total Investments)

2,884	Travelport LLC, Term Loan B	5.000%	9/02/21	B+	2,903,754

	Internet Software & Services – 4.2% (2.7% of Total Investments)

1,000	Ancestry.com, Inc., Term Loan B, First Lien	5.250%	10/14/23	B1	1,003,625
1,000	Rackspace Hosting, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB+	1,007,054
1,176	Sabre Inc., Term Loan	4.000%	2/19/19	Ba2	1,182,299
116	Sabre Inc., Term Loan C	4.000%	2/19/18	Ba2	116,271
1,009	SkillSoft Corporation, Term Loan, Second Lien	9.337%	4/28/22	CCC	691,410
2,873	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	2,877,094
750	Vertafore, Inc., Term Loan, First Lien	4.750%	6/30/23	B2	753,808
7,924	Total Internet Software & Services				7,631,561

	IT Services – 1.3% (0.8% of Total Investments)

1,678	EIG Investors Corp., Term Loan	6.480%	11/09/19	B1	1,639,091
748	WEX, Inc., Term Loan B	4.250%	6/30/23	BB–	757,477
2,426	Total IT Services				2,396,568

	Leisure Products – 2.1% (1.3% of Total Investments)

1,359	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	1,335,642
1,036	Academy, Ltd., Term Loan B	5.000%	7/01/22	B2	1,006,935
1,448	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	1,459,415
3,843	Total Leisure Products				3,801,992

	Machinery – 0.8% (0.5% of Total Investments)

900	Safway Group Holdings LLC, Initial Term Loan, First Lien, (DD1)	5.750%	8/21/23	B+	903,750
589	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	5.500%	11/27/20	B3	503,926
1,489	Total Machinery				1,407,676

	Marine – 0.4% (0.2% of Total Investments)

731	American Commercial Lines LLC, Term Loan B, First Lien	9.750%	11/12/20	B	711,141

	Media – 10.9% (6.9% of Total Investments)

848	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/23/21	B1	841,130
610	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	579,179
392	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	Caa1	360,254
489	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B1	442,930
500	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	Caa1	361,250
1,633	Clear Channel Communications, Inc., Term Loan E	8.034%	7/30/19	Caa1	1,249,912
2,562	Clear Channel Communications, Inc., Tranche D, Term Loan	7.284%	1/30/19	Caa1	1,951,960
2,821	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	1,960,286
1,171	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB–	1,177,203
808	Getty Images, Inc., Term Loan B, First Lien	4.750%	10/18/19	B3	685,504
445	Gray Television, Inc., Initial Term Loan	3.938%	6/13/21	BB	448,322
733	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	738,070
1,000	Lions Gate Entertainment Corporation, Term Loan B, (WI/DD)	TBD	TBD	BB–	1,002,917
750	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/17/22	Ba3	764,062
1,000	LSC Communications, Term Loan	7.000%	9/30/22	B	995,000
1,995	McGraw-Hill Education Holdings LLC, Term Loan B	5.000%	5/02/22	Ba3	2,000,985
164	Nexstar Broadcasting Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	164,484
1,836	Nexstar Broadcasting Group, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB+	1,845,874
993	Numericable Group S.A., Term Loan	4.750%	2/10/23	B+	994,485
1,089	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.750%	8/14/20	B	1,060,681
21,839	Total Media				19,624,488

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Metals & Mining – 1.8% (1.2% of Total Investments)

$854	Fairmount Minerals, Ltd., Term Loan B1, First Lien, (DD1)	4.500%	9/05/19	Caa1	$807,419
905	Fairmount Minerals, Ltd. Term Loan B2, First Lien	4.500%	9/05/19	B–	862,670
907	Fortescue Metals Group, Ltd., Term Loan B, First Lien	3.750%	6/30/19	BBB–	906,944
748	Zekelman Industries, Term Loan B	6.000%	6/14/21	BB–	756,541
3,414	Total Metals & Mining				3,333,574

	Mortgage Real Estate Investment Trusts – 0.2% (0.1% of Total Investments)

282	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	282,967

	Multiline Retail – 1.6% (1.0% of Total Investments)

985	Bass Pro Group LLC, Term Loan B, First Lien	4.000%	6/05/20	B+	986,533
1,492	Belk, Inc., Term Loan B, First Lien	5.750%	12/12/22	B+	1,351,245
461	Hudson’s Bay Company, Term Loan B, First Lien	4.250%	9/30/22	BB	458,838
2,938	Total Multiline Retail				2,796,616

	Oil, Gas & Consumable Fuels – 3.9% (2.5% of Total Investments)

344	California Resources Corporation, Term Loan A, First Lien, (WI/DD)	TBD	TBD	B1	331,601
920	C&J Holding Co., Term Loan B2, (5)	0.000%	3/24/22	N/R	845,634
398	Crestwood Holdings LLC, Term Loan B	9.000%	6/19/19	B3	374,026
86	Energy and Exploration Partners, Term Loan, Second Lien	5.000%	5/13/22		47,256
681	EP Energy LLC, Term Loan B	9.750%	6/30/21	B–	698,381
773	Fieldwood Energy LLC, Term Loan, First Lien	8.000%	8/31/20	B2	678,586
526	Fieldwood Energy LLC, Term Loan, Second Lien, (DD1)	8.375%	9/30/20	CCC–	315,313
1,445	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	N/R	1,166,848
1,650	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	CCC+	1,220,777
1,000	Peabody Energy Corporation, Term Loan B, (WI/DD)	TBD	TBD	C	890,417
914	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	CCC+	518,923
17	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	14,079
8,754	Total Oil, Gas & Consumable Fuels				7,101,841

	Pharmaceuticals – 3.9% (2.5% of Total Investments)

765	Concordia Healthcare Corporation, Term Loan B, First Lien, (DD1)	5.250%	10/21/21	B2	690,627
977	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	979,028
2,759	Pharmaceutical Product Development, Inc., Term Loan B, First Lien, (DD1)	4.250%	8/18/22	B1	2,761,390
774	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	BB–	779,203
1,190	Valeant Pharmaceuticals International, Inc., Series E1, Tranche B Term Loan	5.250%	8/05/20	BB	1,190,037
722	Valeant Pharmaceuticals International, Inc., Series F1, Tranche B Term Loan	5.500%	4/01/22	BB–	722,875
7,187	Total Pharmaceuticals				7,123,160

	Professional Services – 0.5% (0.3% of Total Investments)

955	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	938,953

	Real Estate Management & Development – 1.7% (1.1% of Total Investments)

1,861	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	1,877,981
1,134	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	BB	1,141,285
2,995	Total Real Estate Management & Development				3,019,266

	Road & Rail – 0.5% (0.3% of Total Investments)

992	Quality Distribution, Term Loan, First Lien	5.750%	8/18/22	B2	897,386

	Semiconductors & Semiconductor Equipment – 5.1% (3.2% of Total Investments)

4,723	Avago Technologies, Term Loan B3	3.535%	2/01/23	BBB	4,777,647
998	Micron Technology, Inc., Term Loan B	4.634%	4/26/22	BBB–	1,008,971
794	Microsemi Corporation, Term Loan B, First Lien	3.750%	1/15/23	BB	801,867
1,066	NXP Semiconductor LLC, Term Loan F	3.405%	12/07/20	Baa2	1,071,316
1,500	On Semiconductor Corp., Term Loan B, First Lien	3.777%	3/31/23	Ba1	1,510,446
9,081	Total Semiconductors & Semiconductor Equipment				9,170,247

NUVEEN	5

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value

	Software – 11.3% (7.2% of Total Investments)

$932	Blackboard, Inc., Term Loan B4	6.000%	6/30/21	B+	$925,465
1,927	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	1,904,541
928	Computer Sciences Government Services, Term Loan B, First Lien	3.750%	11/28/22	BB+	932,115
500	Compuware Corporation, Term Loan, Second Lien	9.250%	12/15/22	CCC+	487,500
1,525	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	1,528,828
737	Ellucian, Term Loan B, First Lien	4.750%	9/30/22	B2	739,439
947	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	949,587
2,463	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	BB	2,460,300
990	Informatica Corp.,Term Loan B	4.500%	8/05/22	B	974,284
1,000	Kronos Incorporated, Term Loan B, First Lien, (WI/DD)	TBD	TBD	B2	1,005,547
520	Micro Focus International PLC, Term Loan B	4.500%	11/19/21	BB–	523,095
765	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB–	769,030
2,640	Misys PLC, Term Loan B, First Lien	6.500%	12/12/18	B+	2,647,689
692	MSC Software Corporation, Initial Term Loan, First Lien	5.000%	5/29/20	B1	691,324
750	RP Crown Parent LLC, Term Loan B, First Lien	4.500%	10/12/23	B1	751,758
576	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B1	4.000%	7/08/22	BB	581,117
70	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B2	4.000%	7/08/22	BB	70,722
1,500	Uber Technologies, Inc., Term Loan B, First Lien	5.000%	7/13/23	N/R	1,508,437
1,000	Vertiv Co., Term Loan B, (WI/DD)	TBD	TBD	Ba3	998,125
20,462	Total Software				20,448,903

	Specialty Retail – 2.2% (1.4% of Total Investments)

497	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B	484,029
750	Jo-Ann Stores, Inc., Term Loan B, (WI/DD)	TBD	TBD	B1	748,438
1,887	Petco Animal Supplies, Inc., Term Loan B1	5.000%	1/26/23	B	1,906,500
875	Petsmart Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB–	877,734
4,009	Total Specialty Retail				4,016,701

	Technology Hardware, Storage & Peripherals – 5.9% (3.7% of Total Investments)

1,500	Dell International LLC, Term Loan A2, First Lien	2.790%	6/02/21	BBB–	1,489,219
4,090	Dell International LLC, Term Loan B	4.000%	9/07/23	BBB–	4,124,005
1,000	Dell Software Group, Term Loan B, (WI/DD)	TBD	TBD	B1	999,107
3,990	Western Digital, Inc., Term Loan B1	4.500%	4/29/23	BBB–	4,041,124
10,580	Total Technology Hardware, Storage & Peripherals				10,653,455

	Textiles, Apparel & Luxury Goods – 1.1% (0.7% of Total Investments)

500	G-III Apparel Group, Term Loan B, (WI/DD)	TBD	TBD	BB+	496,406
1,171	Gymboree Corporation, Term Loan, (DD1)	5.000%	2/23/18	CCC+	750,593
1,030	J Crew Group, Term Loan B, First Lien	4.000%	3/05/21	B2	794,840
2,701	Total Textiles, Apparel & Luxury Goods				2,041,839

	Trading Companies & Distributors – 1.4% (0.9% of Total Investments)

1,828	HD Supply, Inc., Term Loan B	3.750%	8/13/21	BB	1,835,964
620	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B–	606,972
2,448	Total Trading Companies & Distributors				2,442,936

	Transportation Infrastructure – 0.6% (0.4% of Total Investments)

66	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	52,676
382	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	305,519
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.500%	3/19/21	B2	297,137
527	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	421,406
1,346	Total Transportation Infrastructure				1,076,738

	Wireless Telecommunication Services – 0.7% (0.4% of Total Investments)

169	Fairpoint Communications, Inc., Term Loan B	7.500%	2/14/19	B	169,444
783	Syniverse Holdings, Inc., Initial Term Loan B, First Lien	4.000%	4/23/19	B+	719,661
435	Syniverse Technologies, Inc., Tranche B, Term Loan	4.000%	4/23/19	B+	399,793
1,387	Total Wireless Telecommunication Services				1,288,898
$251,689	Total Variable Rate Senior Loan Interests (cost $245,230,578)				243,901,930

6	NUVEEN

Shares	Description (1)				Value

	COMMON STOCKS – 0.5% (0.3% of Total Investments)

	Diversified Consumer Services – 0.4% (0.3% of Total Investments)

39,749	Cengage Learning Holdings II LP, (6), (7)				$775,105

	Energy Equipment & Services – 0.1% (0.0% of Total Investments)

1,318	Vantage Drill International, (6), (7)				111,371

	Health Care Providers & Services – 0.0% (0.0% of Total Investments)

20,216	Millennium Health LLC, (7)				37,905

	Oil, Gas & Consumable Fuels – 0.0% (0.0% of Total Investments)

41	Energy and Exploration Partners, Inc., (6), (7)				14,350
18	Southcross Holdings Borrower LP, (7)				6,345
	Total Oil, Gas, & Consumable Fuels				20,695
	Total Common Stocks (cost $3,720,580)				945,076

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 14.2% (9.0% of Total Investments)

	Commercial Services & Supplies – 1.1% (0.7% of Total Investments)

$2,050	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B–	$2,009,000

	Communications Equipment – 0.4% (0.3% of Total Investments)

85	Avaya Inc., 144A	7.000%	4/01/19	B2	69,063
2,085	Avaya Inc., 144A	10.500%	3/01/21	CCC–	688,050
2,170	Total Communications Equipment				757,113

	Containers & Packaging – 0.1% (0.1% of Total Investments)

209	Reynolds Group	9.875%	8/15/19	B–	214,225

	Diversified Telecommunication Services – 2.2% (1.4% of Total Investments)

1,145	Frontier Communications Corporation	6.250%	9/15/21	BB	1,087,750
625	Frontier Communications Corporation	6.875%	1/15/25	BB	523,437
215	IntelSat Limited	6.750%	6/01/18	CC	147,275
1,800	IntelSat Limited	7.750%	6/01/21	CC	585,000
1,750	IntelSat Limited	8.125%	6/01/23	CC	577,500
1,000	Neptune Finco Corporation, 144A	10.125%	1/15/23	B+	1,127,500
6,535	Total Diversified Telecommunication Services				4,048,462

	Health Care Equipment & Supplies – 1.4% (0.9% of Total Investments)

2,660	Tenet Healthcare Corporation	6.750%	6/15/23	B–	2,440,550

	Health Care Providers & Services – 0.7% (0.4% of Total Investments)

1,350	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,285,875

	Hotels, Restaurants & Leisure – 0.7% (0.5% of Total Investments)

1,400	Scientific Games International Inc.	10.000%	12/01/22	B–	1,288,000

	Media – 3.2% (2.0% of Total Investments)

100	Charter Communications Operating LLC/ Charter Communications Operating Capital Corporation, 144A	3.579%	7/23/20	BBB	103,697
3,585	Clear Channel Communications, Inc.	9.000%	12/15/19	Caa1	2,720,119
3,214	Clear Channel Communications, Inc., PIK	14.000%	2/01/21	CC	1,221,494
1,000	Clear Channel Communications, Inc.	9.000%	3/01/21	Caa1	715,000
1,000	Dish DBS Corporation	5.875%	11/15/24	Ba3	1,006,875
8,899	Total Media				5,767,185

NUVEEN	7

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Oil, Gas & Consumable Fuels – 1.3% (0.8% of Total Investments)

$895	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	$606,362
400	Denbury Resources Inc.	6.375%	8/15/21	CCC+	331,000
400	Everest Acquisition LLC Finance	9.375%	5/01/20	CCC+	313,000
1,200	FTS International Inc., 144A	8.134%	6/15/20	B	1,161,028
2,895	Total Oil, Gas & Consumable Fuels				2,411,390

	Semiconductors & Semiconductor Equipment – 0.1% (0.0% of Total Investments)

106	Advanced Micro Devices, Inc.	7.500%	8/15/22	CCC	112,095

	Software – 0.5% (0.3% of Total Investments)

580	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	530,700
450	Boxer Parent Company Inc./BMC Software, 144A, PIK	9.000%	10/15/19	CCC+	411,750
1,030	Total Software				942,450

	Wireless Telecommunication Services – 2.5% (1.6% of Total Investments)

2,750	Sprint Corporation	7.875%	9/15/23	B+	2,715,625
250	Sprint Corporation	7.125%	6/15/24	B+	238,125
1,250	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,301,563
75	T-Mobile USA Inc.	6.731%	4/28/22	BB	78,562
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	80,100
4,400	Total Wireless Telecommunication Services				4,413,975
$33,704	Total Corporate Bonds (cost $30,964,078)				25,690,320
	Total Long-Term Investments (cost $279,915,236)				270,537,326

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 8.4% (5.3% of Total Investments)

	REPURCHASE AGREEMENTS – 8.4% (5.3% of Total Investments)

$15,232	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/16, repurchase price $15,232,061, collateralized by $12,370,000 U.S. Treasury Bonds, 3.750%, due 11/15/43, value $15,539,813	0.030%	11/01/16		$15,232,048
	Total Short-Term Investments (cost $15,232,048)				15,232,048
	Total Investments (cost $295,147,284) – 158.3%				285,769,374
	Borrowings – (35.5)% (8), (9)				(64,000,000)
	Term Preferred Shares, at Liquidation Preference – (19.4)% (10)				(35,000,000)
	Other Assets Less Liabilities – (3.4)% (11)				(6,284,122)
	Net Assets Applicable to Common Shares – 100%				$180,485,252

Investment in Derivatives as of October 31, 2016

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)		Fixed Rate Payment Frequency	Termination Date		Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$17,500,000	Receive	1-Month USD-LIBOR-ICE	1.659%		Monthly	9/15/18		$(273,543)
Morgan Stanley Capital Services LLC	35,000,000	Pay	1-Month USD-LIBOR-ICE	1.500	% (12)	Monthly	11/01/20	(13)	247,503
	$52,500,000								$(26,040)

8	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$—	$243,901,930	$—	$243,901,930
Common Stocks	44,250	900,826	—	945,076
Corporate Bonds	—	25,690,320	—	25,690,320

Short-Term Investments:
Repurchase Agreements	—	15,232,048	—	15,232,048

Investments in Derivatives:
Interest Rate Swaps*	—	(26,040)	—	(26,040)
Total	$44,250	$285,699,084	$—	$285,743,334
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2016, the cost of investments (excluding investments in derivatives) was $295,664,609.

Gross unrealized appreciation and gross unrealized depreciation of investments as of October 31, 2016, were as follows:

Gross unrealized:
Appreciation	$4,806,522
Depreciation	(14,701,757)
Net unrealized appreciation (depreciation) of investments	$(9,895,235)

NUVEEN	9

JSD	Nuveen Short Duration Credit Opportunities Fund
	Portfolio of Investments (continued)	October 31, 2016 (Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(6)	For fair value measurement disclosure purposes, investment classified as Level 2.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(8)	Borrowings as a percentage of Total Investments is 22.4%.

(9)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(10)	Term Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 12.2%.

(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(12)	Effective November 1, 2017, the fixed rate paid by the Fund will increase according to a predetermined scheduled as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every six months on specific dates through the swap contract’s termination date.

(13)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

PIK	All or a portion of this security is payment-in-kind.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange.

10	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Short Duration Credit Opportunities Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: December 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: December 30, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2016